Income tax (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax [Abstract]
Schedule of income tax

	June 30, 2020	June 30, 2019	June 30, 2018
Current income tax	(242)	(1,452)	141
Deferred income tax	(6,492)	5,703	10,994
Minimum presumed income tax	(135)	-	-
Income tax from continuing operations	(6,869)	4,251	11,135

Schedule of statutory taxes rates
Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Uruguay	0% - 25%
U.S.A.	0% - 40%
Bermuda	0%
Israel	23% - 24%

Schedule of reconciliation of income tax expense

	June 30, 2020	June 30, 2019	June 30, 2018
Profit from continuing operations at tax rate applicable in the respective countries	(6,115)	12,419	2,686
Permanent differences:
Share of profit of associates and joint ventures	1,615	(1,494)	(357)
Unrecognized tax loss carryforwards	(3,094)	(4,255)	(4,016)
Changes in fair value of financial instruments	(1,684)	469	(720)
Inflation adjustment permanent difference	1,660	-	-
Tax rate differential	2,447	(340)	12,924
Taxable profit of non-argentinian holding subsidiaries	-	572	(429)
Non-taxable profit, non-deductible expenses and others	238	467	1,047
Fiscal transparency	150	-	-
Tax inflation adjustment	(2,086)	(3,587)	-
Income tax from continuing operations	(6,869)	4,251	11,135

Schedule of deferred tax assets and liabilities

	June 30, 2020	June 30, 2019
Deferred income tax asset to be recovered after more than 12 months	15,066	12,010
Deferred income tax asset to be recovered within 12 months	869	2,071
Deferred income tax assets	15,935	14,081

	June 30, 2020	June 30, 2019
Deferred income tax liability to be recovered after more than 12 months	(57,334)	(47,155)
Deferred income tax liability to be recovered within 12 months	(2,005)	(18,945)
Deferred income tax liability	(59,339)	(66,100)
Deferred income tax assets (liabilities), net	(43,404)	(52,019)

Schedule of movement in the deferred income tax assets and liabilities

	06.30.19	Cumulative translation adjustment	Charged / (Credited) to the statements of income	Revaluation surplus reserve	Charged / (Credited) to the revaluation surplus reserve	Deconsolidation	Incorporation by business combination	06.30.20
Assets
Property, plant and equipment	170	1,014	(888)	-	-	-	-	296
Investments	6	-	(6)	-	-	-	-	-
Trade and other payables	5,726	858	(836)	-	-	(431)	-	5,317
Tax loss carry-forwards	6,977	1,038	614	-	-	(83)	-	8,546
Others	1,202	166	408	-	-	-	-	1,776
Subtotal assets	14,081	3,076	(708)	-	-	(514)	-	15,935
Liabilities	-	-	-	-	-	-	-	-
Investment properties and Property, plant and equipment	(58,206)	(173)	(7,899)	(91)	359	14,973	(624)	(51,661)
Trade and other receivables	(889)	-	(33)	-	-	-	-	(922)
Investments	(131)	-	60	-	-	-	-	(71)
Tax inflation adjustment	(3,017)	-	(1,304)	-	-	-	-	(4,321)
Borrowings	(1,058)	(282)	386	-	-	-	-	(954)
Intangible assets	(2,265)	(511)	383	-	-	-	-	(2,393)
Others	(534)	(536)	2,478	-	-	(182)	(243)	983
Subtotal liabilities	(66,100)	(1,502)	(5,929)	(91)	359	14,791	(867)	(59,339)
Assets (Liabilities), net	(52,019)	1,574	(6,637)	(91)	359	14,277	(867)	(43,404)

	06.30.18	Cumulative translation adjustment	Charged / (Credited) to the statements of income	06.30.19
Assets
Property, plant and equipment	229	(466)	407	170
Investments	-	-	6	6
Trade and other payables	4,608	199	919	5,726
Tax loss carry-forwards	9,795	(264)	(2,554)	6,977
Others	999	(61)	264	1,202
Subtotal assets	15,631	(592)	(958)	14,081
Liabilities	-	-	-	-
Investment properties and Property, plant and equipment	(66,589)	1,574	6,809	(58,206)
Trade and other receivables	(533)	-	(356)	(889)
Investments	-	(16)	(115)	(131)
Tax inflation adjustment	-	-	(3,017)	(3,017)
Borrowings	(1,288)	94	136	(1,058)
Intangible assets	(2,981)	259	457	(2,265)
Others	(2,463)	634	1,295	(534)
Subtotal liabilities	(73,854)	2,545	5,209	(66,100)
Assets (Liabilities), net	(58,223)	1,953	4,251	(52,019)

Schedule of tax loss carry forward
Date	Total
2021	3
2022	11
2023	2,785
2024	1,186
2025	4,807
Subtotal	8,792
Do not expire	3,784
Total	12,576